SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Dec. 31, 2017	Sep. 21, 2017	Aug. 21, 2017	Jul. 14, 2017	Jun. 30, 2017	Jun. 30, 2016
Subsequent Events [Abstract]
Common Shares, Sold	57,511,771	260,000	355,500	286,000	56,610,271	55,387,271
Common Shares, par Value	$ 0.001	$ 2.35	$ 2.35	$ 2.35	$ 0.001	$ 0.001
Common Stock, Value	$ 57,512	$ 611,000	$ 835,425	$ 672,100	$ 56,610	$ 55,387